Basis of Preparation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Basis Of Preparation And Significant Accounting Policies [Abstract]
Corporate Information
1.1	CORPORATE INFORMATION

Orphazyme A/S (the “Company”) is a late-stage biopharmaceutical company harnessing the amplification of Heat Shock Proteins, or HSPs, in order to develop and commercialize novel therapeutics for the treatment of neurodegenerative rare diseases. The Company is headquartered in Copenhagen, Denmark and is publicly traded on Nasdaq Copenhagen.  In September 2020, the Company listed American Depositary Shares (ADSs) on the Nasdaq Global Select Market and raised gross proceeds of DKK 534.5 million, or USD 83.7 million translated at the exchange rate on the date the transaction closed.

In April 2018, a wholly-owned subsidiary, Orphazyme U.S., Inc., was incorporated in Delaware, USA and in March 2020, a wholly-owned subsidiary, Orphazyme Schweiz GmbH, was incorporated in Zug, Switzerland (together with Orphazyme A/S, “Orphazyme” or “the Group”). By establishing local subsidiaries, the Company aims to directly support the U.S. and European markets and establish closer relationships with the medical, patient, and financial communities as Orphazyme expands its development programs and global reach.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors on March 2, 2021.

Information on COVID-19

Our business, operations and clinical studies were, of course, impacted by the effects of COVID-19. Although our clinical studies continued without interruption during 2020, there weredelays and increased total costs  arising from the implications of COVID-19; namely, increased home nursing costs and direct-to-patient shipments of our drug product for both our clinical studies as well as our early access program in the U.S.  However, we have not recognized any write-offs, impairments of assets, or losses due to onerous contracts.

The COVID-19 pandemic is also having an effect on other aspects of our business, including: our third-party manufacturers, and other third parties; albeit with no material effect or impact.  The COVID-19 pandemic may, in the long-term, affect the productivity of our staff; our ability to attract, integrate, manage and retain qualified personnel or key employees; our global supply chains and relationships with vendors and other parties; significant disruption of global financial markets; and reduced ability to secure additional funding. We continuously monitor the COVID-19 pandemic and its potential impact on our business and financials.

Basis of Preparation
1.2	BASIS OF PREPARATION

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). All entities in the Orphazyme Group follow the same Group accounting policies.

The consolidated financial statements have been prepared on a going concern basis and are presented in Danish Kroner, or DKK, which is both the functional and presentation currency of the Company. The functional currency of Orphazyme US, Inc. is the US dollar (USD) and the functional currency of Orphazyme Schweiz GmbH is the Swiss Franc (CHF). Where indicated, amounts are rounded to the nearest thousand.

Materiality

The consolidated financial statements are prepared based on the concept of materiality, which considers both quantitative and qualitative factors. Items that are considered individually significant or are required under the minimum presentation requirements of IFRS are presented separately. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

Significant Accounting Policies
1.3	SIGNIFICANT ACCOUNTING POLICIES

A detailed description of accounting policies and significant accounting estimates and judgements related to specific financial statement line items is presented in each note to the relevant line item. The consolidated financial statements have been prepared on a historical cost basis except for share-based compensation and the embedded derivative in our borrowings, which is measured at fair value.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the parent company, Orphazyme A/S (the “Parent Company”), Orphazyme US, Inc. and Orphazyme Schweiz GmbH, fully-owned subsidiaries over which the Parent Company has control. A company controls an entity when the company (i) is exposed to, or has rights to, variable returns from its involvement with the entity, (ii) has power over the entity (i.e. existing rights that give it the current ability to direct the activities of the entity), and (iii) has the ability to use its power to affect the returns of the entity. The Parent Company reassesses whether it controls an entity if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of an entity begins when the Parent Company obtains control and ceases when the Parent Company has lost control of the entity. On consolidation, intercompany income and expenses, intercompany receivables, and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

Translation of foreign currencies

Items included in the financial statements of each of the Orphazyme entities are measured using the currency of the primary economic environment in which the entity operates, or functional currency. On initial recognition, transactions denominated in foreign currencies are recorded using the foreign exchange spot rate at the transaction date. For monetary assets and liabilities, differences arising between the foreign exchange spot rates at the transaction date and the date of settlement or period-end exchange rates are recognized in the Statement of Profit or Loss as financial income or financial expenses. On consolidation, the assets and liabilities of Orphazyme US, Inc. and Orphazyme Schweiz GmbH are translated from the subsidiary’s functional currency to DKK at the exchange rate in effect at the balance sheet date and the Statement of Profit or Loss and Other Comprehensive Income is translated from the subsidiary’s functional currency to DKK at the date of the underlying transaction or average exchange rate of the period if there are no significant fluctuations in exchange rate throughout the period. The exchange rate differences arising on translation for consolidation are recognized in other comprehensive income (loss).

Statement of cash flows

The statement of cash flows is presented using the indirect method and shows cash flows resulting from operating activities, investing activities, financing activities, and the Group’s cash at the beginning and end of the year, including any effects of exchange rate changes.

Cash flows used in operating activities converts items in the Statement of Profit or Loss from the accrual basis of accounting to the cash basis of accounting. Non-cash items such as foreign exchange gains and losses, depreciation, amortization, and changes in working capital are reversed from the net loss for the year and actual cash receipts and payments are included.

Cash flows from investing activities shows payments related primarily to the purchase of licenses and property, plant, and equipment.

Cash flows from financing activities shows proceeds from share issuance, borrowings, net of transaction costs, repayment of debt, and lease payments.

Segment information

Although Orphazyme established a US subsidiary in 2018 and a Swiss subsidiary in 2020, the Group is managed and operated as one business unit that is reflected in the internal reporting. No separate lines of business or separate business entities have been identified with respect to any product candidate or geographical market and no segment information is currently disclosed in the Group’s internal reporting. For the years ended December 31, 2020, 2019 and 2018, the Group generated no revenue and all material non-current assets are located in Denmark.

Significant Accounting Estimates and Judgements
1.4	SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS

The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements. Given the uncertainties inherent in the Group’s business activities, Management must make certain significant accounting estimates and judgements, which affect the application of accounting policies and therefore the reported amounts of assets, liabilities, expenses, and disclosures in the consolidated financial statements. The significant accounting estimates and judgements identified are those that have a significant risk of resulting in a material adjustment to the consolidated financial statements. Management bases its estimates on historical experience, assumptions, and information currently available and deemed to be reasonable at the time the consolidated financial statements are prepared. However, actual amounts may differ from the estimated amounts as more detailed information becomes available. Estimates and assumptions are reviewed on an ongoing basis and, if necessary, changes are recognized in the period in which the estimate is revised. Management has made significant accounting estimates and judgements in the following areas, which are further presented in each note to the relevant financial statement line items:

•	Estimate of research and development expenses associated with clinical trials (Note 2.2) and related prepayments (Note 3.4) and accruals (Note 3.6)
•	Estimate of inputs and assumptions used in share-based compensation valuation models (Note 2.5)
•	Estimate of the fair value of licenses (Note 3.1)
•	Estimate relating to the incremental borrowing rate to measure lease liabilities (Note 3.2)
•	Judgement and estimate relating to pre-launch drug product inventory (Note 3.5)
•	Judgement regarding the recognition of deferred tax assets related to taxable losses to be carried forward (Note 2.7)
•	Judgement regarding management’s assessment of the company’s ability to continue as a going concern (Note 4.1)

Please refer to the specific referenced notes for further information on the significant accounting estimates and judgements as well as assumptions applied.

New IFRS Standards Applicable to the Group
1.5	NEW IFRS STANDARDS APPLICABLE TO THE GROUP

The Group applied for the first-time certain standards and amendments which are effective for annual periods beginning on or after January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 3 Definition of a business

The amendments to IFRS 3 Business Combinations clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that, together, significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of the Group, but may impact future periods should the Group enter into any business combinations.

Amendments to IFRS 7, IFRS 9 and IAS 39 Interest Rate Benchmark Reform

The amendments to IFRS7, IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Group as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of the Group.

Conceptual Framework for Financial Reporting issued on 29 March 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Group.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16, if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after 1 June 2020. Earlier application is permitted. As the Company did not receive any COVID-19 related rent concessions, this amendment had no impact on the consolidated financial statements of the Group.

New IFRS Standards not yet effective

The IASB has issued a number of new standards and updated some existing standards, which are effective for accounting periods beginning January 1, 2021 or later.  Therefore, they are not incorporated in these consolidated financial statements.  There are no standards presently known that are not yet effective and that would be expected to have a material impact on our current or future reporting periods.

Research and Development Expenses
2.1	RESEARCH AND DEVELOPMENT EXPENSES

§ ACCOUNTING POLICIES

Research expenses comprise of costs incurred during the very early stages of the drug development cycle from initial drug discovery until the drug is ready for administration to humans. The activities initially focus on identifying a single drug candidate with a profile that will support a decision to initiate development activities. Before selection of the final drug candidate, it is tested in animals to gather efficacy, toxicity and pharmacokinetic information.

Development expenses comprise costs incurred during the different phases of clinical drug development starting in phase 1, when the drug is administered to humans for the first time, through phases 2 and 3, and subsequent activities to obtain marketing authorizations, which will permit Orphazyme to eventually market and sell the drug products.

In line with industry practice, Orphazyme expenses all research costs. Development costs that do not meet the definition of an asset are also expensed as incurred. Due to regulatory and other uncertainties inherent in the development of new products, development costs do not qualify for capitalization as intangible assets until marketing approval by a regulatory authority is obtained or highly probable. In addition, pre-launch inventory costs are recognized under Research and Development (see Note 3.5).

Government Grants
2.2	GOVERNMENT GRANTS

§ ACCOUNTING POLICIES

Government grants are recognized when there is reasonable assurance that the funding will be received, and all underlying conditions will be fulfilled. Income from grants is recognized in the Statement of Profit or Loss as a reduction of the related expenses being reimbursed in the period when the related expenses are incurred.

General and Administrative Expenses
2.3	GENERAL AND ADMINISTRATIVE EXPENSES

§ ACCOUNTING POLICIES

General and administrative expenses include salaries for our employees working on pre-launch preparation activities as well as administrative employees and Executive Management; remuneration to the Board of Directors; share-based compensation costs related to such employees and the Board; depreciation of right-of-use assets associated with facilities not used for research and development purposes, investor relations, and accounting and legal fees. In addition, we include costs incurred in pre-launch preparation activities such as market access, marketing, and medical affairs in general and administrative expenses, including the costs associated with the Early Access Program for NPC in the U.S., tradename costs, market and pricing studies and related costs.

Employee Costs
2.4	EMPLOYEE COSTS

§ ACCOUNTING POLICIES

Employee costs primarily comprise salaries, bonuses, social security contributions, share-based compensation, vacation and sick leave as well as the employer portion of pension contributions. In addition, severance payments or termination benefits are also included under Employee Costs.  The cost of these benefits is recognized as an expense as services are received. All employee pension plans are defined contribution plans and not defined benefit plans.

Share-based Compensation Costs
2.5	SHARE-BASED COMPENSATION COSTS

§ ACCOUNTING POLICIES

Equity-settled awards

Shares awarded under the long-term incentive program (“LTIP”) are equity-settled awards. The fair value of these awards is determined at the date of grant, resulting in a fixed fair value at grant date that is not adjusted for future changes in the fair value of the awards that may occur over the service period. The fair value of the LTIP awards has been determined using the Monte-Carlo model. Further details of the valuation models are presented below.

The fair value of equity-settled awards with service conditions and non-market performance conditions is recognized as compensation expense pro rata over the service period to the extent such awards are estimated to vest. The compensation expense is recognized together with a corresponding increase in equity over the period in which the performance and/or service conditions are fulfilled. The cumulative expense for the Group’s share-based compensation awards recognized at each reporting date until the vesting date reflects the extent to which the vesting period has expired and Management’s best estimate of the number of instruments that will ultimately vest. The expense or credit in the Statement of Profit or Loss for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

In the event that equity instruments are granted conditionally upon an equal number of equity instruments granted in prior periods not being exercised, they are treated as a new grant for the current period and a modification of the equity instruments granted in the prior period.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided that the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining fair value of the award is expensed immediately in the Statement of Profit or Loss.

Cash-settled awards

The phantom share-based incentive programs established by the Group are settled in cash and are treated as cash-settled awards. Similarly, as the Restricted Share Units (RSU) awards to the board of directors may be settled in cash or in shares at the choice of the participant, they are also treated as cash-settled awards.  If the RSUs are ultimately exercised by the holder and settled in equity, the amount accrued as a liability is settled by reversing it into equity.

A liability is recognized for the fair value of cash-settled awards, measured initially and at each reporting date up to and including the settlement date, with changes recognized through profit or loss at each reporting date. The fair value is expensed over the period until vesting date with recognition of a corresponding liability. The fair value is determined using the Monte-Carlo model, further details of which are presented below. The fair value of the cash-settled awards, which vest subject to obtaining a specified share price (i.e. market condition), is reported as compensation expense regardless of whether the share price condition is met if all other vesting conditions are met. For these awards, fair value is determined taking into account the probability of meeting the share price target. No expense is recognized for awards that do not ultimately vest. If the RSUs are finally exercised, the related liability is reclassified as equity.

Estimate of inputs and assumptions used in share-based compensation valuation models

Estimating the fair value of the Group’s share-based compensation programs requires determination of the most appropriate valuation model, which depends on the terms and conditions of the respective award. This estimate also requires making assumptions to determine the most appropriate inputs to the valuation model, including the expected life of the award, expected volatility, dividend pay-out ratio, and risk-free interest rate.

Financial Income and Financial Expenses
2.6	FINANCIAL INCOME AND FINANCIAL EXPENSES

§ ACCOUNTING POLICIES

Financial income and expenses include interest income and expense, gains and losses due to changes in foreign exchange rates and other immaterial miscellaneous items.

Beginning January 1, 2019, interest expense related to the right-of-use assets and interest expense related to the Loan Agreement are also recognized as financial expenses.

Income Taxes
2.7	INCOME TAXES

§ ACCOUNTING POLICIES

Income tax benefit includes the current benefit due from the current period’s taxable loss and deferred tax adjustments. The benefit is comprised primarily of refundable tax credits for costs incurred in connection with research and development activities under the Danish Tax Credit Regime. Income tax expense relates to tax imposed on income recognized in our subsidiaries in the United States and Switzerland as a result of our transfer pricing agreements.

Corporation tax receivable is recognized in the balance sheet as the tax benefit computed on the taxable loss for the year, adjusted for any changes to the prior year benefit due to changes in the taxable loss of prior years and for any taxes already paid or refunded.

Deferred tax is measured using the balance sheet liability method on all temporary differences between the carrying amount and the tax value of assets and liabilities, with the exception of temporary differences occurring at the time of acquisition and liabilities neither affecting the result of operation nor the taxable income.

As of December 31, 2020, 2019 and 2018, there were no tax audits in process nor has management been notified of any pending tax audit.

Judgement regarding the recognition of the deferred tax assets related to taxable losses to be carried forward

Orphazyme is subject to income taxes in Denmark, Switzerland and the U.S.A. The Company recognizes deferred income tax assets if it is probable that sufficient taxable income will be available in the future against which the temporary differences and unused tax losses can be utilized. Significant judgment is required to determine the amount of deferred tax assets that may be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. This judgment is made periodically after considering current facts and circumstances, budgets and business plans as well as the risks and uncertainty associated with the Company’s ability to successfully commercialize and defend its intellectual property. After consideration of these factors, Management has concluded that as regulatory approval has not yet been obtained as of December 31, 2020, the deferred income tax assets related to taxable losses carried forward in Denmark do not meet the criteria for being recognized as assets in the Statement of Financial Position. However, Management has concluded that the deferred income tax asset related to income in the United States is recoverable, as the US entity will continue to be profitable and therefore will utilize the losses carried forward.

Intangible Assets
3.1	INTANGIBLE ASSETS

§ ACCOUNTING POLICIES

Intangible assets comprise software development costs and license rights to develop and commercialize products and are acquired separately and measured on initial recognition at cost. Software assets consist of implementation costs to get cloud computing arrangements ready for use, as long as they meet the requirements of IAS 38, Intangible Assets.  These cloud computing arrangements begin to be amortized when they are ready for intended use and are amortized over seven years.

For acquisition of intangible rights involving equity-settled share-based payment transactions, Management measures the fair value of the rights received and the corresponding increase in equity by reference to the fair value of the rights received, unless that fair value cannot be estimated reliably. If Management cannot estimate reliably the fair value of the rights received, it measures the fair value and the corresponding increase in equity by reference to the fair value of the equity instruments granted.

Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite. Intangible assets with finite lives such as software and license rights to develop and commercialize products are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

Estimate of the fair value of licenses

Estimate of the fair value of licenses

Licenses contains an agreement entered into with the University of Kansas and University College London, in which the Company will obtain access to data and knowhow generated in the course of research in connection with the IBM trial. Consideration for the license is to be paid out by issuing new shares to the contract partners for a value corresponding to the costs incurred during the preceding calendar year. The valuation of the license upon the execution of the agreement involves uncertainty and was estimated by Management based on the expected costs over the contract period. In addition, the estimation of the duration of a license agreement at times involves uncertainty if termination is dependent on a time limit after successful commercialization. Management has considered potential commercialization dates and will re-assess this estimate on an ongoing basis.

Leases
3.2	LEASES

§ ACCOUNTING POLICIES

On January 1, 2019, Orphazyme adopted IFRS 16, Leases, using the modified retrospective method. At contract inception, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group is party to lease agreements only in which it is a lessee and not a lessor.

As a lessee, the Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. At inception or on reassessment of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.

The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful life of the underlying asset. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset, which for the operating equipment under lease is ten years. The right-of-use assets are also subject to impairment.

Lease liabilities

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset. The Group’s non-current lease liabilities are included as a separate line item on the Group’s consolidated balance sheet and the current portion of lease liabilities is included in Other current liabilities.

Short-term leases and leases of low-value assets

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Lease modifications

Lease modifications

Lease modifications are accounted for at the effective date of modification, which is the date when both parties agree to the lease modification. Modifications are accounted for either as a separate lease or as a remeasurement of the initial lease. A modification is accounted for as a separate lease if both of the following conditions are met: (a) the modification increases the scope of the lease by adding the right to use one or more underlying assets; and (b) the consideration for the lease increases by an amount equivalent to the stand-alone price for the underlying asset. For a modification that is not a separate lease, the lease liability is remeasured using a discount rate determined at the effective date of the modification.

Estimate relating to the incremental borrowing rate

Estimate relating to the incremental borrowing rate

The Group cannot readily determine the interest rate implicit in its leases, therefore it uses its incremental borrowing rate to measure lease liabilities. This is the rate of interest that the Group would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. As there are no observable rates available for such a rate, the Group estimates its incremental borrowing rate using observable inputs, such as market interest rates, and is required to make certain entity-specific estimates.

Property, Plant, And Equipment
3.3	PROPERTY, PLANT, AND EQUIPMENT

§ ACCOUNTING POLICIES

Property, plant, and equipment includes IT, lab and other equipment, furniture and leasehold improvements that are measured at cost less accumulated depreciation and impairment losses. Cost includes the acquisition price and costs directly related to the acquisition until the time the asset is ready for use. The residual value of equipment is not material. Depreciation is calculated on a straight-line basis over the expected useful life of the asset, being 3-5 for equipment and furniture. Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term. The useful life of assets and method of depreciation are reviewed by management at least each year-end or more often based on changes in facts and circumstances. Changes in useful lives or residual values are adjusted prospectively as changes in accounting estimates. In addition, the Company has fully depreciated equipment still in use.

Property, plant, and equipment is required to be tested for impairment when there are impairment indicators present. Impairment tests are conducted at the individual asset level, or at the lowest level for which separately identifiable cash flows for groups of assets exist. Impaired assets or asset groups are written down to their recoverable amount, which is the higher of the value in use and the net realizable value of the asset or asset group, with impairment charges allocated proportionately to the assets within the impaired asset group.

Prepayments

Prepayments

Prepayments include advance payments made to vendors that will be incurred and expensed in subsequent financial reporting periods. When the period for full expense recognition is longer than one year from the balance sheet date, the portion to be expensed subsequent to one year is classified as non-current.

Deposits

Deposits

Deposits include advance payments made to vendors to be settled upon completion of the underlying contract. When the contract term is longer than one year from the balance sheet date, the deposit is classified as non-current.

Other receivables	Other receivables Other receivables include current and non-current amounts due to the Company.
Sales tax

Sales tax

Expenses and assets are recognized net of the amount of sales tax, except:

•

when the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case, the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	when receivables and payables are stated with the amount of sales tax included

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the Statement of Financial Position.

Estimate of prepayments related to clinical trial development costs

Estimate of prepayments related to clinical trial development costs

As explained in Note 2.1, Orphazyme incurs substantial costs associated with clinical trials related to its development programs and there is a high degree of estimation involved in accounting for clinical trial development costs. In particular, certain CROs and vendors are paid upfront in connection with clinical activities and Management is required to estimate the timing of the prepayment release to expense. This expense for the year is estimated by using an expense model, as described in Note 2.1.

Estimate of accruals related to clinical trial development costs

As explained in Note 2.1, Orphazyme incurs substantial costs associated with clinical trials related to its development programs and there is a high degree of estimation involved in accounting for clinical trial development costs. As described in Note 2.1, Management uses an expense model to estimate the timing of expenses recognition in each period and related accruals at the end of the year.

Pre-Launch Inventory
3.5	PRE-LAUNCH INVENTORY

§ ACCOUNTING POLICIES

The Company may scale-up and make commercial quantities of its product candidate prior to the date it anticipates that such product will receive final regulatory approval. The scale-up and commercial production of pre-launch inventory involves the risk that such products may not be approved for marketing on a timely basis, or ever. This risk notwithstanding, the Company may scale-up and build pre-launch inventory of product that have not yet received final regulatory approval when the Company believes that such action is appropriate in relation to the commercial value of the product launch opportunity.

Inventory manufactured prior to regulatory approval (pre-launch inventory) is capitalized but immediately provided for, until regulatory approval for the product is obtained. A write-down is made against inventory, and the cost is recognized in the statement of profit or loss and other comprehensive loss as research and development costs. Once regulatory approval is obtained, the write-down is reversed, up to no more than the original cost.

Financial assets

Financial assets

Initial recognition and measurement

Financial assets that meet certain criteria are classified at initial recognition as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), or fair value through profit or loss. The Group does not hold any financial assets meeting these classification criteria except cash and certain types of other receivables, which are valued at amortized cost. Generally, the Company’s financial assets are available to support current operations and amounts expected to be realized within the next twelve months are classified in the Statement of Financial Position as current assets.

The Group’s financial assets are recognized initially at fair value plus, in the case of financial assets not carried at fair value through profit and loss, transaction costs that are attributable to the acquisition of the financial asset, if any. Financial instruments recognized at fair value are allocated to one of the following valuation hierarchy levels:

•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities.
•	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly.
•	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

Subsequent measurement

Historically, the Group’s receivables are due within a twelve-month period and therefore the impact of using the effective interest rate method on the Group’s financial statements has been immaterial.

Financial asset impairment

The Group assesses at the end of each reporting period whether there has been objective evidence that a financial asset may be impaired. Impairment losses are recognized if there is objective evidence of impairment and the evidence indicates that estimated future cash flows will be negatively impacted. The Group did not assess an impairment of a financial asset for either of the years ended December 31, 2020 or 2019.

Financial liabilities

Financial liabilities

Borrowings

Financial liabilities, including borrowings, are initially measured at fair value less transaction costs incurred. Subsequently, borrowings are measured at amortized cost. Amortized cost is calculated as original cost less instalments plus/less the accumulated amortization of the difference between cost and nominal value, so that the effective interest rate is recognized in the income statement over the loan period. Financial liabilities are derecognized when settled.

The Facilitation Fee in our Loan Agreement, defined below, is accounted for as an embedded derivative.  The variability arising from the change in Orphazyme’s share price is not closely related to the host debt instrument characterized mainly by interest rate and credit risk. Therefore, the embedded equity-linked amount is separated from the host debt instrument and accounted for as an embedded written call option at fair value through profit and loss.

The portion of the debt maturing after one year is presented as non-current debt and the remainder as current debt.

Trade payables and accruals

Trade payables and accruals relate to the Group’s purchase of products and services from various vendors in the normal course of business.

Other liabilities

Other payables are measured at amortized cost. The amount payable to employees for the Phantom Shares Program (Note 2.5) is classified as non-current and is measured at fair value, at Level 2 in the fair value hierarchy.

Cash
3.7	CASH
§ ACCOUNTING POLICIES Cash includes cash on hand and in banks. Please see Financial Risks discussed in Note 4.4.